Shareholder Report, Line Graph (Details) 197277_Pacer Swan SOS Moderate -April- ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Mar. 31, 2021	Oct. 31, 2025
Pacer Swan SOS Moderate (April) ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Pacer Swan SOS Moderate (April) ETF NAV
Accumulated Value	$ 13,263	$ 11,140	$ 10,248	$ 10,667	$ 10,000	$ 14,275
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	$ 15,165	$ 10,988	$ 9,976	$ 11,683	$ 10,000	$ 18,418
S&P 500 Price Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Price Return Index